Subsequent Events 2020 Term Loans (Details) - Subsequent Event [Member] $ in Millions	Nov. 04, 2019 USD ($)
Term A-3 Facility 2022 [Member]
Loan Proceeds, Amount Used for Refinancing [Line Items]
Debt Instrument, Face Amount	$ 7,750
Term A-5 Facility 2024 [Member]
Loan Proceeds, Amount Used for Refinancing [Line Items]
Debt Instrument, Face Amount	$ 7,750